Note 1 - Basis of Presentation and General Information (Details Textual)		12 Months Ended
	May 30, 2018 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Jan. 08, 2018
Number of Subsidiaries Contributed by Euroseas				7
The Pittas Family [Member] | Preferred Friends Investment Company, Inc [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		45.90%
Preferred Class B [Member]
Stock Issued During Period, Shares, Percentage	50.00%
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	2,254,830	65,130	341,017